Property, furniture and equipment, net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, furniture and equipment, net
8.	Property, fur nit ure and equipment, net
(a)	The movement of p rop erty, furniture and equipment and depreciation for the years ended December 31, 2022, 2021 and 2020, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	Assets and work-in-progress	Land	Buildings and facilities	Furniture and equipment	Total 2022	Total 2021	Total 2020
	S/ (000)	S/(000)	S/(000)	S/(000)	S/(000)	S/ (000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost
Balance as of January 1	185,217	571,210	641,688	1,523	57,890	69,281	296,950	2,292	1,826,051	1,781,765	1,800,466
Acquisition of Izipay, Note 1 (d)	347	2,867	76,781	6	3,485	—	6,593	—	90,079	—	—
Additions	—	16,130	97,446	124	21,336	—	33,178	—	168,214	118,974	75,441
Transfers	—	36,526	8,272	—	(44,798)	—	—	—	—	—	—
Transfer (to) from investment property, Note 3.4 (o)	(4,623)	(5,757)	(263)	—	—	—	—	—	(10,643)	(2,029)	(4,182)
Disposals, write-offs and others (d)	(39,735)	(20,808)	(17,858)	(420)	(3,899)	(69,281)	(56,723)	—	(208,724)	(72,659)	(89,960)

Balance as of December 31	141,206	600,168	806,066	1,233	34,014	—	279,998	2,292	1,864,977	1,826,051	1,781,765

Depreciation
Balance as of January 1	—	(309,543)	(538,038)	(824)	—	(6,751)	(154,154)	(1,623)	(1,010,933)	(937,338)	(849,523)
Depreciation of the year	—	(20,739)	(59,661)	(291)	—	(1,119)	(51,442)	(573)	(133,825)	(121,932)	(137,551)
Transfer to (from) investment property, Note 3.4(o)	—	1,253	33	—	—	—	—	—	1,286	1,038	360
Disposals, write-offs and others (d)	—	16,879	15,379	164	—	7,870	29,635	—	69,927	47,299	49,376

Balance as of December 31	—	(312,150)	(582,287)	(951)	—	—	(175,961)	(2,196)	(1,073,545)	(1,010,933)	(937,338)

Net book value	141,206	288,018	223,779	282	34,014	—	104,037	96	791,432	815,118	844,427

(b)	Financial entities in Peru are prohibited from pledging their fixed assets.

(c)
Management periodically reviews the residual values, useful life and the depreciation method to ensure they are consistent with the economic benefits and life expectation of property, furniture and equipment. In Management’s opinion, there is no evidence of impairment in property, furniture and equipment as of December 31, 2022, 2021 and 2020.

(d)
During 2022, includes the sale of a land lot, perf
orm
ed by Interbank to a related entity, for US$14,100,000 (equivalent to approximately S/54,313,000), with a net disposal cost of S/44,374,000. The gain generated from the sale amounted to S/9,939,000, and was recorded as “Gain on sale of Property, furniture and equipment” in the caption “Other income and (expenses)” in the consolidated statement of income; see Note 21. Additionally, includes the sale of two land lots from Interseguro to a related entity, recorded as financial lease according to IFRS 16. This sale implied the derecognition of a right-of-use
asset, net of depreciation, for S/59,051,000, alongside a derecognition of a right-of-use
liability for S/77,305,000 (see Note 8(e)), generating a net disposal cost of S/18,253,000 and a gain amounted to S/1,841,000, presented as “Gain on sale of Property, furniture and equipment” in the caption “Other income and (expenses)” in the consolidated statement of income.

During the years 2021 and 2020, correspond mainly to assets fully depreciated and written-off,
except for right-of-use assets.
Right-of-use
write-offs are related to the early termination of lease agreements due to the closing of offices and less ATMs (which were located inside facilities whose operations were interrupted by the
Covid-19
pandemic, see Note 1(c)). In that sense, the Group has derecognized the cost for right-of-use
and the cumulative depreciation of the assets related to early terminated agreements. In the same way, the Group has derecognized the future installments of said obligations, which were recorded as financial lease liabilities; see (e) below. The early termination of these agreements has not had impacts on the Group’s results.

(e)	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”); see Note 10(a) and the movement of the year:

	2022	2021
	S/(000)	S/(000)
As of January 1	234,946	269,755
Additions	40,610	34,052
Interest expenses, Note 19(a)	9,283	14,004
Disposals (*)	(106,990)	(23,657)
Exchange differences	(2,948)	7,438
Payments	(62,320)	(66,646)

As of December 31	112,581	234,946

(*) These disposals are related to the early termination of lease agreements; see (d) above.
As of December 31, 2022 and 2021, the amortization schedule of these obligations is as follows:

	2022	2021
	S/(000)	S/(000)
2022	-	46,142
2023	38,095	38,406
2024	27,497	23,972
2025	18,571	15,877
2026 onwards	28,418	110,549

Total	112,581	234,946

The following table shows the amounts recognized in the consolidated statement of income:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	53,134	58,698	65,815
Interest expenses of lease liabilities, Note 19(a)	9,283	14,004	15,288
Expenses related to short term and low value assets leases (included in administrative expenses, see Note 25(c))	10,958	11,841	6,781

Total amount recognized in the consolidated statement of income	73,375	84,543	87,884

During the year 202
2, t
he Group pa
id i
ts leases for approximately S/146,982,000, out of which S/62,320,000 correspond to financial lease installments recorded according to IFRS 16 “Leases”, see letter (e) above, and S/84,662,000 correspond to financial lease installments recorded according to IAS 17 “Leases” (as of December 31, 2021, payments for S/93,379,000, related to leases according to IFRS 16 for S/66,646,000 and financial leases according to IAS 17 for S/26,733,000).